Fair Value Measurements - Financial Assets and Liabilities Measured on a Recurring Basis (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Current portion of restricted marketable securities	$ 24.2	$ 16.1
Restricted marketable securities	33.5	40.1
Redeemable noncontrolling interests	138.3	121.1
Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Current portion of restricted marketable securities	0.0	0.0
Restricted marketable securities	0.0	0.0
Redeemable noncontrolling interests	0.0	0.0
Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Current portion of restricted marketable securities	24.2	16.1
Restricted marketable securities	33.5	40.1
Redeemable noncontrolling interests	0.0	0.0
Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Current portion of restricted marketable securities	0.0	0.0
Restricted marketable securities	0.0	0.0
Redeemable noncontrolling interests	$ 138.3	$ 121.1